LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Land Use Rights And Intangible Assets 1	$ 19,090,000
Land Use Rights And Intangible Assets 2		120,260,000
Land Use Rights And Intangible Assets 3	8,680,000
Land Use Rights And Intangible Assets 4		55,160,000
Land Use Rights And Intangible Assets 5	120,000
Land Use Rights And Intangible Assets 6	44,000
Land Use Rights And Intangible Assets 7	42,000
Land Use Rights And Intangible Assets 8	2,170,000
Land Use Rights And Intangible Assets 9	1,710,000
Land Use Rights And Intangible Assets 10	$ 1,750,000